Trade Payables and Other Liabilities - Summary of Trade Payables and Other Liabilities (Parenthetical) (Detail) - EUR (€) € in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure of trade and other payables [Line Items]
Trade payables	[1]	€ 9,190	€ 9,121
KKR [member]
Disclosure of trade and other payables [Line Items]
Trade payables		€ 359	€ 311

[1]	2019 includes €359 million (2018: €311 million) due to KKR as a result of an arrangement following the sale of the global spreads business (excluding Southern Africa). Unilever will provide certain services for up to two years from completion of the disposal and pays KKR for amounts collected on its behalf. See also trade receivables on page 114.